Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Investor Freedom® 2025 Portfolio
September 30, 2022
VIPIFF2025-NPRT3-1122
1.822896.117
Domestic Equity Funds - 27.8%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	287,656	10,764,084
VIP Equity-Income Portfolio Investor Class (a)	463,422	10,139,675
VIP Growth & Income Portfolio Investor Class (a)	571,465	12,469,369
VIP Growth Portfolio Investor Class (a)	215,109	15,203,931
VIP Mid Cap Portfolio Investor Class (a)	100,890	3,115,474
VIP Value Portfolio Investor Class (a)	484,219	7,360,130
VIP Value Strategies Portfolio Investor Class (a)	276,021	3,626,922
TOTAL DOMESTIC EQUITY FUNDS (Cost $45,217,759)		62,679,585

International Equity Funds - 27.5%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	2,701,416	23,772,458
VIP Overseas Portfolio Investor Class (a)	2,019,474	38,107,474
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $64,959,708)		61,879,932

Bond Funds - 44.0%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	2,581,448	24,859,346
Fidelity International Bond Index Fund (a)	839,389	7,420,203
Fidelity Long-Term Treasury Bond Index Fund (a)	1,192,906	12,346,582
VIP High Income Portfolio Investor Class (a)	840,330	3,739,469
VIP Investment Grade Bond II Portfolio - Investor Class (a)	5,437,695	50,570,562
TOTAL BOND FUNDS (Cost $108,929,027)		98,936,162

Short-Term Funds - 0.7%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (b)	920	920
VIP Government Money Market Portfolio Investor Class 2.69% (a)(c)	1,582,476	1,582,476
TOTAL SHORT-TERM FUNDS (Cost $1,583,396)		1,583,396

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $220,689,890)	225,079,075
NET OTHER ASSETS (LIABILITIES) - 0.0%	44
NET ASSETS - 100.0%	225,079,119

Legend

(a)	Affiliated Fund
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	920	-	-	7	-	-	920	0.0%
Total	920	-	-	7	-	-	920

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	26,843,815	7,324,277	5,500,179	-	(213,532)	(3,595,035)	24,859,346
Fidelity International Bond Index Fund	5,777,688	4,193,171	1,648,890	33,134	(107,765)	(794,001)	7,420,203
Fidelity Long-Term Treasury Bond Index Fund	10,897,157	8,568,643	3,077,529	219,574	(281,443)	(3,760,246)	12,346,582
VIP Contrafund Portfolio Investor Class	16,033,985	2,724,726	3,087,256	146,081	(264,330)	(4,643,041)	10,764,084
VIP Emerging Markets Portfolio Investor Class	35,167,151	6,002,493	7,140,756	-	(816,956)	(9,439,474)	23,772,458
VIP Equity-Income Portfolio Investor Class	16,958,316	917,124	5,547,656	21,021	310,686	(2,498,795)	10,139,675
VIP Government Money Market Portfolio Investor Class 2.69%	6,503,015	3,548,965	8,469,504	985	-	-	1,582,476
VIP Growth & Income Portfolio Investor Class	19,304,664	1,906,970	6,196,794	36,217	1,293,439	(3,838,910)	12,469,369
VIP Growth Portfolio Investor Class	16,399,058	8,154,704	3,922,273	746,588	(292,947)	(5,134,611)	15,203,931
VIP High Income Portfolio Investor Class	6,341,734	152,962	1,986,470	2,378	(214,113)	(554,644)	3,739,469
VIP Investment Grade Bond II Portfolio - Investor Class	-	68,306,650	13,619,038	-	(326,982)	(3,790,068)	50,570,562
VIP Investment Grade Bond Portfolio Investor Class	78,743,562	8,408,341	77,203,956	3,583,243	(8,601,505)	(1,346,442)	-
VIP Mid Cap Portfolio Investor Class	4,704,229	606,459	1,107,006	105,511	(83,683)	(1,004,525)	3,115,474
VIP Overseas Portfolio Investor Class	55,403,226	12,674,998	9,470,465	417,669	(1,020,175)	(19,480,110)	38,107,474
VIP Value Portfolio Investor Class	12,426,669	808,842	4,286,696	157,448	572,497	(2,161,182)	7,360,130
VIP Value Strategies Portfolio Investor Class	6,090,934	291,391	1,816,528	50,702	336,650	(1,275,525)	3,626,922
	317,595,203	134,590,716	154,080,996	5,520,551	(9,710,159)	(63,316,609)	225,078,155

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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